Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000246121 [Member]
Shareholder Report [Line Items]
Fund Name	ARK 21Shares Active On-Chain Bitcoin Strategy ETF
Class Name	ARK 21Shares Active On-Chain Bitcoin Strategy ETF
Trading Symbol	ARKC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the ARK 21Shares Active On-Chain Bitcoin Strategy ETF (the “Fund”) for the period of November 14, 2023 to September 30, 2024 (the “Period”).

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	21shares-funds.com/product/arkc
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$35	0.30%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD? (TO BE UPDATED)
The Fund seeks to achieve its investment objective by allocating its assets between exposure to bitcoin futures contracts (via an affiliated underlying ETF) and cash equivalents based on a proprietary model. For the Period, the Fund returned 63.56% vs. 29.14% for the Solactive GBS United States 1000 Index and 79.33% for the CME CF Bitcoin Reference Rate - New York Variant (the “CME Reference Rate”), a daily benchmark index price for spot Bitcoin in U.S. dollars published daily at 4 PM New York time.
During the Period, the Fund’s absolute performance was positively impacted by the SEC’s approval and subsequent launch of spot bitcoin ETFs in the United States in January 2024, expectations of price appreciation on the back of April’s Bitcoin network “halving,” and generally positive market risk sentiment driven by interest rate cuts in the United States and Europe. Additionally, the Fund’s proprietary signal generated timely rebalancing trades that capitalized on market opportunities, further enhancing overall performance. Conversely, news of bitcoin selling from Germany and creditors of now defunct crypto exchanges and lending products negatively impacted the Fund’s returns in June and July.
The Fund leverages on-chain data (i.e., information of all transactions carried out on a blockchain network that is recorded on a public ledger) to adjust its allocations between bitcoin futures and U.S. Treasury Bills. The Fund underperformed the CME Reference Rate due to a consistently upward-sloping CME Bitcoin futures curve (i.e., the spot price of bitcoin is lower than the futures contracts price).
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (11/14/2023)
ARK 21Shares Active On-Chain Bitcoin Strategy ETF - NAV	63.56%
Solactive GBS United States 1000 Index	29.14%
CME CF Bitcoin Reference Rate - New York Variant	79.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit 21shares-funds.com/product/arkc for more recent performance information.

Performance Inception Date	Nov. 14, 2023
Net Assets	$ 1,202,179
Holdings Count | holding	2
Advisory Fees Paid, Amount	$ 5,250
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$1,202,179	Portfolio Turnover Rate*	25%
# of Portfolio Holdings	2	Advisory Fees Paid	$5,250
*Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as of % of net assets)
ARK 21Shares Active Bitcoin Futures Strategy ETF	86.1%
Cash & Cash Equivalents	13.9%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since November 14, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at 21shares-funds.com/product/arkd or by calling (215) 330-4476.
The Fund changed its principal investment strategies and related principal investment risks to invest in ether futures contracts (through an affiliated underlying ETF or through a subsidiary). Ether is a digital asset also referred to as a crypto asset. Ether, as a digital asset, is a unit of account on the “Ethereum network,” an open source, decentralized peer-to-peer computer network, which is also known as the “Ethereum Blockchain.” Through an affiliated underlying ETF or subsidiary, the Fund may invest in standardized, exchange-traded ether futures contracts that are cash settled in U.S. dollars and are traded on, or subject to the rules of, commodity exchanges registered with the Commodity Futures Trading Commission, such as the Chicago Mercantile Exchange.

C000246122 [Member]
Shareholder Report [Line Items]
Fund Name	ARK 21Shares Blockchain and Digital Economy Innovation ETF
Class Name	ARK 21Shares Blockchain and Digital Economy Innovation ETF
Trading Symbol	ARKD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ARK 21Shares Blockchain and Digital Economy Innovation ETF (the “Fund”) for the period of November 14, 2024 to September 30, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	21shares-funds.com/product/arkd
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$64	0.55%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund seeks to achieve its investment objective by investing in a portfolio of assets that provide exposure to the blockchain and digital economy. For the Period, the Fund returned 65.97% vs. 29.14% for the Solactive GBS United States 1000 Index and 54.23% for an equally blended index consisting of 50% CME CF Bitcoin Reference Rate - New York Variant and 50% CME CF Ether-Dollar Reference Rate New York, daily benchmark indices for the price for spot bitcoin and ether, respectively, in U.S. dollars published daily at 4 PM New York time (the “Blended CME Reference Rate”).
During the Period, the Fund’s absolute performance was positively impacted by investor enthusiasm for the SEC’s approval and subsequent launch of spot bitcoin ETFs in the United States in January 2024 and generally positive market risk sentiment driven by interest rate cuts in the United States and Europe. Conversely, the Fund’s returns were negatively impacted by concerns over lackluster inflows into recently launched spot ether ETFs in the United States, growing traction among competing smart-contract platforms (decentralized systems that enable self-executing contracts on a blockchain), and falling Ethereum protocol revenue due to the recent growth of “Layer 2” platforms (off-chain technology built on top of a blockchain that strives to extend the capabilities of the underlying base layer network).
The Fund outperformed the Blended CME Reference Rate, primarily driven by its allocation to outperforming equities.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (11/14/2023)
ARK 21Shares Blockchain and Digital Economy Innovation ETF - NAV	65.97%
Solactive GBS United States 1000 Index	29.14%
50% CME CF Bitcoin Reference Rate - New York Variant / 50% CME CF Ether-Dollar Reference Rate New York	54.23%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit 21shares-funds.com/product/arkd for more recent performance information.

Performance Inception Date	Nov. 14, 2023
Net Assets	$ 3,024,374
Holdings Count | holding	11
Advisory Fees Paid, Amount	$ 14,476
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$3,024,374	Portfolio Turnover Rate*	29%
# of Portfolio Holdings	11	Advisory Fees Paid	$14,476
Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
Financials	45.2%
ARK 21Shares Active Bitcoin Futures Strategy ETF	24.6%
ARK 21Shares Active Ethereum Futures Strategy ETF	17.2%
Information Technology	8.5%
Consumer Discretionary	4.3%
Cash & Cash Equivalents	0.2%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since November 14, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at 21shares-funds.com/product/arkd or by calling (215) 330-4476.
The Fund changed its principal investment strategies and related principal investment risks to invest in ether futures contracts (through an affiliated underlying ETF or through a subsidiary). Ether is a digital asset also referred to as a crypto asset. Ether, as a digital asset, is a unit of account on the “Ethereum network,” an open source, decentralized peer-to-peer computer network, which is also known as the “Ethereum Blockchain.” Through an affiliated underlying ETF or subsidiary, the Fund may invest in standardized, exchange-traded ether futures contracts that are cash settled in U.S. dollars and are traded on, or subject to the rules of, commodity exchanges registered with the Commodity Futures Trading Commission, such as the Chicago Mercantile Exchange.

C000246486 [Member]
Shareholder Report [Line Items]
Fund Name	ARK 21Shares Active Bitcoin Ethereum Strategy ETF
Class Name	ARK 21Shares Active Bitcoin Ethereum Strategy ETF
Trading Symbol	ARKY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive Small-Cap ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund seeks to achieve its investment objective by investing in a portfolio of bitcoin and ether futures contracts primarily traded on the Chicago Mercantile Exchange (“CME”) (via affiliated underlying ETFs). For the Period, the Fund returned 36.77% vs. 29.14% for the Solactive GBS United States 1000 Index and 79.33% for the CME CF Bitcoin Reference Rate - New York Variant (the “CME Reference Rate”), a daily benchmark index price for spot Bitcoin in U.S. dollars published daily at 4 PM New York time.
During the Period, the Fund’s absolute performance was positively impacted by the SEC’s approval and subsequent launch of spot bitcoin ETFs in the United States in January 2024, expectations of price appreciation following April’s Bitcoin network “halving,” and generally positive market risk sentiment driven by interest rate cuts in the United States and Europe. However, news of bitcoin selling from Germany and creditors of now defunct crypto exchanges and lending products negatively impacted the Fund’s bitcoin futures holdings in June and July.
The Fund leverages on-chain data (i.e., information of all transactions carried out on a blockchain network that is recorded on a public ledger) to adjust its allocations between bitcoin futures and ether futures. The Fund underperformed the CME Reference Rate due to a consistently upward-sloping CME bitcoin and ether futures curve (i.e., the spot price of the bitcoin and ether is lower than the futures contracts price). In addition, ether futures underperformed bitcoin futures throughout the Period due to concerns over lackluster inflows into recently launched spot ether ETFs, growing traction among competing smart-contract platforms (decentralized systems that enable self-executing contracts on a blockchain), and declining Ethereum protocol revenue due to the rise of “Layer 2” platforms (off-chain technology built on top of a blockchain that strives to extend the capabilities of the underlying base layer network), thus negatively impacting the Fund’s performance. Additionally, the Fund’s proprietary model generated rebalancing trades that allocated weight to ether futures relative to bitcoin futures, further contributing to the underperformance.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (11/14/2023)
ARK 21Shares Active Bitcoin Ethereum Strategy ETF - NAV	36.77%
Solactive GBS United States 1000 Index	29.14%
CME CF Bitcoin Reference Rate - New York Variant	79.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit 21shares-funds.com/product/arky for more recent performance information.

Performance Inception Date	Nov. 14, 2023
Net Assets	$ 3,213,461
Holdings Count | holding	3
Advisory Fees Paid, Amount	$ 9,234
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$3,213,461	Portfolio Turnover Rate*	64%
# of Portfolio Holdings	3	Advisory Fees Paid	$9,234
*Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
ARK 21Shares Active Bitcoin Futures Strategy ETF	79.8%
ARK 21Shares Active Ethereum Futures Strategy ETF	20.0%
Cash & Cash Equivalents	0.2%

Holdings [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$3,213,461	Portfolio Turnover Rate*	64%
# of Portfolio Holdings	3	Advisory Fees Paid	$9,234
*Excludes impact of in-kind transactions.

FUND HOLDINGS (as a % of Net Assets)
ARK 21Shares Active Bitcoin Futures Strategy ETF	79.8%
ARK 21Shares Active Ethereum Futures Strategy ETF	20.0%
Cash & Cash Equivalents	0.2%

C000246120 [Member]
Shareholder Report [Line Items]
Fund Name	ARK 21Shares Active Bitcoin Futures Strategy ETF
Class Name	ARK 21Shares Active Bitcoin Futures Strategy ETF
Trading Symbol	ARKA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive 1000 Growth ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund seeks to achieve its investment objective by investing in a portfolio of bitcoin futures contracts primarily traded on the Chicago Mercantile Exchange (“CME”). For the Period, the Fund returned 57.62% vs. 31.83% for the Solactive GBS United States 1000 Index and 72.19% for the CME CF Bitcoin Reference Rate - New York Variant (the “CME Reference Rate”), a daily benchmark index price for spot bitcoin in U.S. dollars published daily at 4 PM New York time.
During the Period, the Fund’s absolute performance was positively impacted by the SEC’s approval and the subsequent launch of spot bitcoin ETFs in the United States in January 2024, expectations of price appreciation on the back of April’s Bitcoin network “halving,” and generally positive market risk sentiment driven by interest rate cuts in the United States and Europe. Conversely, news of bitcoin selling from Germany and creditors of now defunct crypto exchanges and lending products negatively impacted the Fund’s returns in June and July.
The Fund underperformed the CME Reference Rate index due to a consistently upward-sloping CME Bitcoin futures curve (i.e., the spot price of bitcoin is lower than the futures contracts price), which forced the Fund to buy higher-priced futures contracts and sell lower-priced ones when rolling contract exposure, resulting in a “negative roll yield.”

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (11/13/2023)
ARK 21 Shares Active Bitcoin Futures Strategy ETF - NAV	57.62%
Solactive GBS United States 1000 Index	31.83%
CME CF Bitcoin Reference Rate - New York Variant	72.19%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit 21shares-funds.com/product/arka for more recent performance information.

Performance Inception Date	Nov. 13, 2023
Net Assets	$ 10,877,751
Holdings Count | holding	7
Advisory Fees Paid, Amount	$ 79,520
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$10,877,751	Advisory Fees	$79,520
# of Portfolio Holdings	7	Fees Waived and/or Expenses Reimbursed	(8,010)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$71,510
*Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
Bitcoin Futures	99.6%
Micro Bitcoin Futures	0.3%
Cash & Cash Equivalents	0.1%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since November 14, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at 21shares-funds.com/product/arka or by calling (215) 330-4476.
Effective May 24, 2024, the Fund’s investment adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset net interest expenses incurred in connection with investments in reverse repurchase agreements. This agreement shall remain in effect indefinitely and may only be terminated by the Board of Trustees.

C000246487 [Member]
Shareholder Report [Line Items]
Fund Name	ARK 21Shares Active Ethereum Futures Strategy ETF
Class Name	ARK 21Shares Active Ethereum Futures Strategy ETF
Trading Symbol	ARKZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Strive 1000 Value ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(215) 330-4476
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$66	0.70%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund seeks to achieve its investment objective by investing in a portfolio of ether futures contracts primarily traded on the Chicago Mercantile Exchange (“CME”). For the Period, the Fund returned 13.70% vs. 31.83% for the Solactive GBS United States 1000 NTR Index and 23.61% for the CME CF ETH-USD 4 PM Reference Rate (the “CME Reference Rate”), a daily benchmark index price for spot ether in U.S. dollars published daily at 4 PM New York time.
During the Period, the Fund’s absolute performance was positively impacted by the SEC’s approval and subsequent launch of spot bitcoin ETFs in the United States in January 2024, which also bolstered Ethereum futures due to their high correlation with Bitcoin futures, alongside generally positive market risk sentiment driven by interest rate cuts in the United States and Europe. Conversely, the Fund’s returns were negatively impacted by concerns over lackluster inflows into recently launched spot ether ETFs, growing traction among competing smart-contract platforms (decentralized systems that enable self-executing contracts on a blockchain), and falling Ethereum protocol revenue due to the recent growth of “Layer 2” platforms (off-chain technology built on top of a blockchain that strives to extend the capabilities of the underlying base layer network).
The Fund underperformed the CME Reference Rate index due to a consistently upward-sloping CME ether futures curve (i.e., the spot price of ether is lower than the futures contracts price), which forced the Fund to buy higher-priced futures contracts and sell lower-priced ones when rolling contract exposure, resulting in a “negative roll yield.”

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (11/13/2023)
ARK 21 Shares Active Ethereum Futures Strategy ETF - NAV	13.70%
Solactive GBS United States 1000 Index	31.83%
CME CF Ether-Dollar Reference Rate New York	23.61%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit 21shares-funds.com/product/arkz for more recent performance information.

Performance Inception Date	Nov. 13, 2023
Net Assets	$ 7,098,030
Holdings Count | holding	6
Advisory Fees Paid, Amount	$ 53,159
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$7,098,030	Advisory Fees	$53,159
# of Portfolio Holdings	6	Fees Waived and/or Expenses Reimbursed	(6,340)
Portfolio Turnover Rate*	0%	Net Advisory Fees Paid	$46,819
*Excludes impact of in-kind transactions.

Holdings [Text Block]

FUND HOLDINGS (as a % of Net Assets)
Ether Futures	99.3%
Micro Ether Futures	0.7%

Material Fund Change Name [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since November 14, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2025, at 21shares-funds.com/product/arkz or by calling (215) 330-4476.
Effective May 24, 2024, the Fund’s investment adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund to the extent necessary to offset net interest expenses incurred in connection with investments in reverse repurchase agreements. This agreement shall remain in effect indefinitely and may only be terminated by the Board of Trustees.